SUPPLEMENT
                                     TO THE
                                   PROSPECTUS
                                DATED MAY 1, 2000
                                       FOR
                PERSPECTIVE ADVANTAGE FIXED AND VARIABLE ANNUITY

                       JACKSON NATIONAL SEPARATE ACCOUNT V

At a shareholder meeting of the Trust held on October 26, 2000, all series except the PPM America/JNL Money Market Series and each of the JNL/S&P Series adopted, in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), a Brokerage Enhancement Plan (the "Plan"). The Plan uses available brokerage commissions to promote the sale and distribution of Trust shares (through the sale of variable insurance products funded by the Trust).

The Plan permits the Brokerage Payments and Credits generated by securities transactions from one series of the Trust to inure to the benefit of other Series as well. The Plan is not expected to increase the brokerage costs of the Trust. However, the staff of the Securities and Exchange Commission has taken the position that amounts received by the Distributor or an affiliate as an introducing broker-dealer under the Plan should be reflected in the expenses of the Series of the Trust. Therefore, the table below estimates what each Series' distribution fee and its resulting total and net expenses, will be deemed to be as a result of the implementation of the Plan. This table should replace the table located on page 4 of the Separate Account prospectus.


                                                                      Management                                     Total
                                                                          and          Estimated                     Series
                                                                    Administrative    Distribution     Other         Annual
                                                                          Fee         (12b-1) Fees    Expenses      Expenses
------------------------------------------------------------------ ------------------ ------------- ------------- -------------
JNL/Alliance Growth Series                                               .88%             .02%           0%           .90%
------------------------------------------------------------------
JNL/J.P. Morgan Enhanced S&P 500(R)Stock Index Series                    .90%             .01%           0%           .91%
------------------------------------------------------------------
JNL/J.P. Morgan International & Emerging Markets Series                 1.08%             .03%           0%          1.11%
------------------------------------------------------------------
JNL/Janus Aggressive Growth Series                                      1.01%             .01%           0%          1.02%
------------------------------------------------------------------
JNL/Janus Global Equities Series*                                       1.06%             .02%           0%          1.08%
------------------------------------------------------------------
JNL/Janus Growth & Income Series                                        1.03%             .04%           0%          1.07%
------------------------------------------------------------------
JNL/PIMCO Total Return Bond Series                                       .80%             .01%+          0%           .81%
------------------------------------------------------------------
JNL/Putnam International Equity Series                                  1.18%             .05%           0%          1.23%
------------------------------------------------------------------
JNL/Putnam Midcap Growth Series                                         1.05%             .08%           0%          1.13%
------------------------------------------------------------------
JNL/S&P Conservative Growth Series**                                     .20%              0%            0%           .20%
------------------------------------------------------------------
JNL/S&P Moderate Growth Series **                                        .20%              0%            0%           .20%
------------------------------------------------------------------
JNL/S&P Aggressive Growth Series **                                      .20%              0%            0%           .20%
------------------------------------------------------------------
Lazard/JNL Mid Cap Value Series                                         1.08%             .05%           0%          1.13%
------------------------------------------------------------------
Lazard/JNL Small Cap Value Series                                       1.15%             .03%           0%          1.18%
------------------------------------------------------------------
PPM America/JNL Money Market Series                                      .70%              0%            0%           .70%
------------------------------------------------------------------
Salomon Brothers/JNL Balanced Series                                     .90%             .01%           0%           .91%
------------------------------------------------------------------
Salomon Brothers/JNL Global Bond Series                                  .95%             .01%+          0%           .96%
------------------------------------------------------------------
Salomon Brothers/JNL High Yield Bond Series                              .90%             .01%+          0%           .91%
------------------------------------------------------------------
T. Rowe Price/JNL Mid-Cap Growth Series                                 1.03%             .01%+          0%          1.04%
------------------------------------------------------------------

On page 5 under the section labeled "Examples" should be replaced in its entirety with the following:

Examples. You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

(a) if you do not surrender your contract or if you begin receiving income payments from your contract after the first year;
(b)  if you surrender your contract at the end of each time period.



STANDARD DEATH BENEFIT

-------------------------------------------------------------------------------- ------- --------- -------- --------
                                                                                   1        3         5       10
                                                                                  year    years     years    years
-------------------------------------------------------------------------------- ------- --------- -------- --------
JNL/Alliance Growth Division                                            (a)         $25     $75      $129     $276
                                                                        (b)         110     145       179      276
JNL/J.P. Morgan Enhanced S&P 500(R)Stock Index Division                 (a)          25      76       130      277
                                                                        (b)         110     146       180      277
JNL/J.P. Morgan International & Emerging Markets Division               (a)          27      82       140      296
                                                                        (b)         112     152       190      296
JNL/Janus Aggressive Growth Division                                    (a)          26      79       135      288
                                                                        (b)         111     149       185      288
JNL/Janus Global Equities Division*                                     (a)          26      81       138      293
                                                                        (b)         111     151       188      293
JNL/Janus Growth & Income Division                                      (a)          26      81       138      292
                                                                        (b)         111     151       188      292
JNL/PIMCO Total Return Bond Division                                    (a)          24      73       125      267
                                                                        (b)         109     143       175      267
JNL/Putnam International Equity Division                                (a)          28      85       145      308
                                                                        (b)         113     155       195      308
JNL/Putnam Midcap Growth Division                                       (a)          27      82       141      298
                                                                        (b)         112     152       191      298
JNL/S&P Conservative Growth Division                                    (a)          17      54        93      203
                                                                        (b)         102     124       143      203
JNL/S&P Moderate Growth Division                                        (a)          17      54        93      203
                                                                        (b)         102     124       143      203
JNL/S&P Aggressive Growth Division                                      (a)          17      54        93      203
                                                                        (b)         102     124       143      203
Lazard/JNL Mid Cap Value Division                                       (a)          27      82       141      298
                                                                        (b)         112     152       191      298
Lazard/JNL Small Cap Value Division                                     (a)          27      84       143      303
                                                                        (b)         112     154       193      303
PPM America/JNL Money Market Division                                   (a)          23      69       119      255
                                                                        (b)         108     139       169      255
Salomon Brothers/JNL Balanced Division                                  (a)          25      76       130      277
                                                                        (b)         110     146       180      277
Salomon Brothers/JNL Global Bond Division                               (a)          25      77       132      282
                                                                        (b)         110     147       182      282
Salomon Brothers/JNL High Yield Bond Division                           (a)          25      76       130      277
                                                                        (b)         110     146       180      277
T. Rowe Price/JNL Mid-Cap Growth Division                               (a)          26      80       136      290
                                                                        (b)         111     150       186      290


ENHANCED DEATH BENEFIT

-------------------------------------------------------------------------------- ------- --------- -------- --------
                                                                                   1        3         5       10
                                                                                  year    years     years    years
-------------------------------------------------------------------------------- ------- --------- -------- --------
JNL/Alliance Growth Division                                            (a)         $26     $80      $137     $290
                                                                        (b)         111     150       187      290
JNL/J.P. Morgan Enhanced S&P 500(R)Stock Index Division                 (a)          26      80       137      291
                                                                        (b)         111     150       187      291
JNL/J.P. Morgan International & Emerging Markets Division               (a)          28      86       147      311
                                                                        (b)         113     156       197      311
JNL/Janus Aggressive Growth Division                                    (a)          27      84       142      302
                                                                        (b)         112     154       192      302
JNL/Janus Global Equities Division*                                     (a)          28      85       145      308
                                                                        (b)         113     155       195      308
JNL/Janus Growth & Income Division                                      (a)         $28     $85      $145     $307
                                                                        (b)         113     155       195      307
JNL/PIMCO Total Return Bond Division                                    (a)          25      77       132      282
                                                                        (b)         110     147       182      282
JNL/Putnam International Equity Division                                (a)          29      90       153      322
                                                                        (b)         114     160       203      322
JNL/Putnam Midcap Growth Division                                       (a)          28      87       148      313
                                                                        (b)         113     157       198      313
JNL/S&P Conservative Growth Division                                    (a)          19      59       101      219
                                                                        (b)         104     129       151      219
JNL/S&P Moderate Growth Division                                        (a)          19      59       101      219
                                                                        (b)         104     129       151      219
JNL/S&P Aggressive Growth Division                                      (a)          19      59       101      219
                                                                        (b)         104     129       151      219
Lazard/JNL Mid Cap Value Division                                       (a)          28      87       148      313
                                                                        (b)         113     157       198      313
Lazard/JNL Small Cap Value Division                                     (a)          29      88       150      318
                                                                        (b)         114     158       200      318
PPM America/JNL Money Market Division                                   (a)          24      74       127      271
                                                                        (b)         109     144       177      271
Salomon Brothers/JNL Balanced Division                                  (a)          26      80       137      291
                                                                        (b)         111     150       187      291
Salomon Brothers/JNL Global Bond Division                               (a)          27      82       140      296
                                                                        (b)         112     152       190      296
Salomon Brothers/JNL High Yield Bond Division                           (a)          26      80       137      291
                                                                        (b)         111     150       187      291
T. Rowe Price/JNL Mid-Cap Growth Division                               (a)          27      84       143      304
                                                                        (b)         112     154       193      304


--------------
* The JNL/Janus Global Equities Series (the "Series") is closed to new contract holders after September 1, 2000. The Series will still be available to existing contract holders, even if the contract holder does not have a current allocation in the Series. The Series will also be available to both new and existing contract holders as an underlying series of the JNL/S&P Conservative Growth Series, the JNL/S&P Moderate Growth Series and the JNL/S&P Aggressive Growth Series.

** Underlying Series Expenses. The expenses shown above are the annual operating expenses for the JNL/S&P Series. Because the JNL/S&P Series invest in other Series of the JNL Series Trust, the JNL/S&P Series will indirectly bear their pro rata share of fees and expenses of the underlying Series in addition to the expenses shown.

+ The Adviser anticipates that the 12b-1 fee will be less than .01%.

This Supplement is dated December 18, 2000.

(To be used with VC3723 Rev. 05/00)